SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2012	2012	2011

Cash paid during the period for:
Interest	$192,632	$5,270	$—
Income taxes	$-	$—	$-

There were no significant non-cash transactions during the year ended December 31, 2012. During the year ended December 31, 2011, the non-cash receipt of 1,000,000 Buccaneer common shares per the 2011 LOI (Note 6), the receipt of 1,000,000 NCD shares (Note 6), and the write off of $27,942 related to an asset sale.